STOCK OPTIONS AND CONTRIBUTED SURPLUS (Details Narrative) - USD ($)		12 Months Ended
	Jun. 21, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Stock based compensation		$ 5,469,369	$ 4,201,444	$ 4,436,604
Omnibus equity incentive plan [member]
IfrsStatementLineItems [Line Items]
Fixed stock option percentage	20.00%
Number of shares stock option granted	12,218,458
Maximum percentage of issued and outstanding shares percentage	20.00%